Securities - Summary of Securities (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI		$ 69,562	$ 61,331
Securities measured at amortized cost	[1]	69,136	67,294
Securities mandatorily measured and designated at FVTPL		96,832	82,723
Total financial securities		$ 235,530	$ 211,348	[2]

[1]	There were no sales of securities measured at amortized cost during the quarter (October 31, 2023: a realized gain of nil).
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.